CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Treasury Stock	Noncontrolling Interests
Balances at Dec. 31, 2008	$ 147	$ 0	$ 26	$ 4,445	$ (37)	$ (2,852)	$ (1,479)	$ 44
Balances (in shares) at Dec. 31, 2008		0	477,173,000
Increase (Decrease) in Stockholders' Equity
Net income	197	0	0	0	0	187	0	10
Distributions paid to noncontrolling interests	(7)	0	0	0	0	0	0	(7)
Contributions from noncontrolling interests	4	0	0	0	0	0	0	4
Other comprehensive income	5	0	0	0	5	0	0	0
Issuance of mandatory convertible preferred stock	334	334	0	0	0	0	0	0
Issuance of mandatory convertible preferred stock (in shares)		345,000,000	0
Preferred stock dividends	(6)	0	0	(6)	0	0	0	0
Stock-based compensation expense and issuance of common stock	23	0	1	22	0	0	0	0
Stock-based compensation expense and issuance of common stock (in shares)		0	3,962,000
Balances at Dec. 31, 2009	697	334	27	4,461	(32)	(2,665)	(1,479)	51
Balances (in shares) at Dec. 31, 2009		345,000,000	481,135,000
Increase (Decrease) in Stockholders' Equity
Net income	1,152	0	0	0	0	1,143	0	9
Distributions paid to noncontrolling interests	(8)	0	0	0	0	0	0	(8)
Contributions from noncontrolling interests	1	0	0	0	0	0	0	1
Other comprehensive income	(11)	0	0	0	(11)	0	0	0
Preferred stock dividends	(24)	0	0	(24)	0	0	0	0
Stock-based compensation expense and issuance of common stock	12	0	0	12	0	0	0	0
Stock-based compensation expense and issuance of common stock (in shares)		0	4,648,000
Balances at Dec. 31, 2010	1,819	334	27	4,449	(43)	(1,522)	(1,479)	53
Balances (in shares) at Dec. 31, 2010		345,000,000	485,783,000
Increase (Decrease) in Stockholders' Equity
Net income	94	0	0	0	0	82	0	12
Distributions paid to noncontrolling interests	(10)	0	0	0	0	0	0	(10)
Other comprehensive income	(9)	0	0	0	(9)	0	0	0
Purchases of businesses or joint venture interests	14	0	0	0	0	0	0	14
Preferred stock dividends	(24)	0	0	(24)	0	0	0	0
Repurchases of common stock	(374)	0	0	0	0	0	(374)	0
Repurchases of common stock (in shares)	(75,765,585)	0	(75,766,000)
Stock-based compensation expense and issuance of common stock	(18)	0	0	(18)	0	0	0	0
Stock-based compensation expense and issuance of common stock (in shares)		0	5,009,000
Balances at Dec. 31, 2011	$ 1,492	$ 334	$ 27	$ 4,407	$ (52)	$ (1,440)	$ (1,853)	$ 69
Balances (in shares) at Dec. 31, 2011		345,000,000	415,026,000